Goodwill, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill, Net [Abstract]
Schedule of Goodwill
	As of December 31
	2024	2023
Balance as of January 1	$-	$5,791
Effect of foreign currency exchange rate changes	-	-
Impairment losses	-	(5,791)
Balance as of December 31	$-	$-

Schedule of Long-Term Stable Operating Position	The forecast period reflects management’s assessment of the Group’s long-term stable operating position; accordingly, cash flows beyond this period were extrapolated using a steady long-term growth rate.
	Procaps S.A. de C.V.	Biokemical S.A. de C.V.	Rymco
	2023	2023	2023
Post-Tax Discount Rate	16.5%	16.5%	-%
No. of years used In projection (In Years)	P5Y	P5Y	P5Y
Fixed annual growth rate[1]	4%	4%	-%
Average sales growth rate	0.9%	0.6%	-%
Average gross margin[2]	39.4%	52.8%	-%
Expected market share	-%	-%	-%

[1]	This rate is consistent with the growth of the pharmaceutical and medical supplies markets in the current and potential operating areas of the cash-generating units.

[2]	Fixed gross margins were used in the cash flow projections for Procaps S.A. de C.V.